BUSINESS CHANGES AND DEVELOPMENTS (Details 2) (APA, USD $) In Thousands, unless otherwise specified	0 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2011	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
APA
Acquisition of Asia Pacific Advisors
Total consideration paid	$ 127
Net liabilities assumed	380
Identifiable intangible customer relationships acquired	507
Useful life of customer relationship asset			3 years
Expenses associated with the amortization of the customer relationships		127	168	168
Cash paid	2,250
Profit sharing payouts recorded in compensation and benefits expenses		$ 614	$ 820	$ 820